Product sales revenue	9 Months Ended
Jul. 31, 2022
Product sales revenue [Abstract]
Product sales revenue

	Three months ended July 31, 2022	Three months ended July 31, 2021	Nine months ended July 31, 2022	Nine months ended July 31, 2021
	$	$	$	$
Product sales revenue recognized in the period[1]	4,992,231	1,232,423	11,183,309	2,153,422
Fair value pricing adjustments	(7,331,180)	361,140	(1,608,689)	529,109
Product sales revenue	(2,338,949)	1,593,563	9,574,620	2,682,531
Recycling services revenue recognized in the period[1]	372,510	115,560	950,134	301,216
Revenue	(1,966,439)	1,709,123	10,524,754	2,983,747

1Revenue recognized in the period before fair value pricing adjustments was $5,364,741 and $12,133,443, respectively, for the three and nine months ended July 31, 2022 (three and nine months ended July 31, 2021: $1,347,983 and $2,454,638, respectively).
Product sales revenue from black mass and copper-aluminum shred, and the related trade accounts receivables are measured at fair value at initial recognition and are re-estimated at the end of each reporting period using the market prices of the constituent metals. Changes in fair value are recognized as an adjustment to product sales revenue, and the related accounts receivable and can result in gains when the applicable metal prices are increasing, and losses when the applicable metal prices are decreasing. The constituent metals that revenue is most sensitive to are Cobalt and Nickel.